Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis for preparing the interim consolidated financial statements

a.      Basis for preparing the interim consolidated financial statements:

The interim consolidated financial statements have been prepared in accordance with IAS 34, “Interim Financial Reporting”.

The significant accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the annual consolidated financial statements, except as described below:

Initial adoption of amendments to existing financial reporting and accounting standards

b.      Initial adoption of amendments to existing financial reporting and accounting standards:

1.      Amendment to IAS 16, “Property and equipment”:

In May 2020, the IASB issued an amendment to IAS 16, “Property and equipment” (“the Amendment”). The Amendment prohibits a company from deducting from the cost of property and equipment (“PP&E”) consideration received from the sales of items produced while the company is preparing the asset for its intended use. Instead, the company should recognize such consideration and related costs in profit or loss.

The Amendment is effective for annual reporting periods beginning on or after January 1, 2022.

The application of the Amendment did not have a material impact on the Company’s interim financial statements.

2.      Amendments to IFRS 3, “Business Combinations”:

In May 2020, the IASB issued Amendments to IFRS 3, “Business Combinations — Reference to the Conceptual Framework”, which are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting, that was issued in March 2018, without significantly changing its requirements.

The IASB added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately.

The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine at the acquisition date whether as a result of a past event, a present obligation exists or whether the event that creates an obligation to pay the levy occurred by the acquisition date.

The Amendments also clarify that contingent assets do not qualify for recognition at the acquisition date.

The Amendments are applied prospectively for annual reporting periods beginning on or after January 1, 2022.

The application of the Amendments did not have a material impact on the Company’s interim financial statements.

3.      Annual improvements to IFRSs 2018-2020:

In May 2020, the IASB issued certain amendments in the context of the Annual Improvements to IFRSs 2018-2020 Cycle. The main amendment is to IFRS 9, “Financial Instruments” (“the Amendment”). The Amendment clarifies which fees a company should include in the “10% test” described in paragraph B3.3.6 of IFRS 9 when assessing whether the terms of a debt instrument that has been modified or exchanged are substantially different from the terms of the original debt instrument.

According to the Amendment, fees paid net of any fees received that are included in the cash flows are only those fees paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf.

The Amendment is effective for annual periods beginning on or after January 1, 2022. The Amendment is applied to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the Amendment, that is from January 1, 2022.

Basis of presentation of the financial statements

a.      Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”).

The Company’s financial statements have been prepared on a cost basis, except for financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss.

The Company has elected to present the profit or loss items using the function of expense method.

Functional currency, presentation currency and foreign currency

b.      Functional currency, presentation currency and foreign currency:

1.      Functional currency and presentation currency:

The presentation currency of the financial statements is the USD.

The Group determines the functional currency of each Group entity.

Assets, including fair value adjustments upon acquisition, and liabilities of an investee which is a foreign operation, are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive loss.

Upon the full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive loss is carried to profit or loss. Upon the partial disposal of a foreign operation which results in the retention of control in the subsidiary, the relative portion of the amount recognized in other comprehensive income is reattributed to non-controlling interests.

Cash Equivalents

c.      Cash Equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment.

Short-term deposits

d.      Short-term deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Consolidated financial statements

e.      Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Operating Cycle		f. Operating Cycle: The Company’s normal operating period is one year.
Revenue recognition

g.      Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Revenue from the sale of goods:

Revenue from sale of goods is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer.

Revenue from rendering of services:

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. The Company charges its customers based on payment terms agreed upon in specific agreements.

Taxes on income

h.      Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

Current Taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

Property and equipment

i.       Property and equipment:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with equipment.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Docking stations and Drones	20 – 33
Computers and peripheral equipment	33
Office furniture and equipment	6 – 33
Motor vehicles	20
Leasehold improvements	(*)

____________

(*)      Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the useful life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Intangible Assets

j.       Intangible Assets:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

The intangible assets of the Company consist of software.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Software	33

Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred.

Costs incurred in an internal development project are recognized as an intangible asset when the following conditions are met:

-        The Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale;

-        The Company’s intention to complete the intangible asset and use or sell it

-        The ability to use or sell the intangible asset;

-        How the intangible asset will generate future economic benefits;

-        The availability of adequate technical, financial and other resources to complete the intangible asset; and-

-        The ability to measure reliably the expenditures attributable to the intangible asset during its development.

When an internally developed intangible asset cannot be recognized, the development costs are recognized as an expense in profit or loss as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

The Company focuses on improving existing technology and related software, and is in various stages of project examination and development. As of reporting date, there is no certainty as to the existence of technical, financial and other resources to complete these processes, and accordingly, the Company did not recognize the asset in its financial statements. In light of the above, development expenses up to reporting date did not meet such conditions, and were therefore charged to the statement of comprehensive income when incurred.

Impairment of Non-Financial Assets

k.      Impairment of Non-Financial Assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Financial Instruments

l.       Financial Instruments:

1.      Financial Assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-        The Company’s business model for managing financial assets; and

-        The contractual cash flow terms of the financial asset.

a)      Debt instruments are measured at amortized cost when:

The Company’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

2.      Impairment of Financial Assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss. The Company distinguishes between two types of loss allowances:

a)      Debt instruments whose credit risk has not increased significantly since initial recognition, or whose credit risk is low — the loss allowance recognized in respect of this debt instrument is measured at an amount equal to the expected credit losses within 12 months from the reporting date (12-month ECLs); or;

b)      Debt instruments whose credit risk has increased significantly since initial recognition, and whose credit risk is not low — the loss allowance recognized is measured at an amount equal to the expected credit losses over the instrument’s remaining term (lifetime ECLs).

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset.

The Company has short-term financial assets such as accounts receivables in respect of which the Company applies the simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses.

3.      Derecognition of Financial Assets:

A financial asset is derecognized only when:

-        The contractual rights to the cash flows from the financial asset has expired; or

-        The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

-        The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

4.      Financial Liabilities:

a)      Financial Liabilities Measured at Amortized Cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability. After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for: Financial liabilities measured at fair value through profit or loss such as derivatives;

b)      Financial Liabilities Measured at Fair Value Through Profit or Loss:

At initial recognition, the Company measures these financial liabilities at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

5.      Derecognition of Financial Liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or canceled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

When there is a modification in the terms of an existing financial liability, the Company evaluates whether the modification is substantial, taking into account qualitative and quantitative information.

If the terms of an existing financial liability are substantially modified or a liability is exchanged for another liability from the same lender with substantially different terms, the modification or exchange is accounted for as an extinguishment of the original liability and the recognition of a new liability. The difference between the carrying amounts of the above liabilities is recognized in profit or loss.

If the modification in the terms of an existing liability is not substantial or if a liability is exchanged for another liability from the same lender whose terms are not substantially different, the Company recalculates the carrying amount of the liability by discounting the revised cash flows at the original effective interest rate and any resulting difference is recognized in profit or loss.

6.      Complex Financial Instruments:

Convertible loans, which contain both an equity component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

7.      Extinguishing financial liabilities with equity instruments:

Equity instruments issued to replace a debt are measured at the fair value of the equity instruments issued if their fair value can be reliably measured. If their fair value cannot be reliably measured, the equity instruments are measured based on the fair value of the financial liability extinguished on the date of extinguishment. The difference between the carrying amount of the financial liability extinguished and the fair value of the equity instruments issued is recognized in profit or loss.

Inventory

m.     Inventory:

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Cost of inventories is determined as follows:

Raw materials — at cost of purchase using the “first-in, first-out” method.

Work in progress and finished goods — on the basis of average costs including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

Change of Use — From Property and equipment to Inventory:

Considering the expansion of the Company’s operations in the United Arab Emirates, the Company intend to sell some of the UAV equipment to customers as part of its business model (a system that includes the docking station, 2 Drones and Mast), in addition to its service package as described above. Therefore, as of December 31, 2021, the company has decided to transfer the UAV equipment, that were classified as property, plant, and equipment, to Inventory.

Fair value measurement

n.      Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Provisions

o.      Provisions:

A provision in accordance with IAS 37 is recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

Legal Claims:

A provision for claims is recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required by the Group to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Employee benefit liabilities

p.      Employee benefit liabilities:

The Group has several employee benefits plans:

1.      Short Term Employee Benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.      Post-Employment Benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans.

The Group has defined contribution plans pursuant to section 14 to the Severance Pay Law under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

All employees of the Company in Israel are subject to Section 14 of Severance Compensation Law, 1963.

Share-Based Payment Transactions

q.      Share-Based Payment Transactions:

The Company’s employees or other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period which the performance and/or service conditions are to be satisfied and ending on the date on which the relevant employees become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

If a grant of an equity instrument is canceled, it is accounted for as if it had vested on the cancelation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the canceled grant and is identified as a replacement grant on the grant date, the canceled and new grants are accounted for as a modification of the original grant, as described above.

Government Grants

r.       Government Grants:

Government grants are recognized when there is reasonable assurance that the grants will be received, and the Company will comply with the attached conditions.

Government grants received from the Israel Innovation Authority (formerly: the Office of the Chief Scientist in Israel, “the IIA”) are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

A liability for grants received is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses.

After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

At each reporting date, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Company will not be required to pay royalties) based on the best estimate of future sales and using the original effective interest method, and if so, the appropriate amount of the liability is derecognized against a corresponding reduction in research and development expenses.

Amounts paid as royalties are recognized as settlement of the liability.

Leases

s.       Leases:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

1.      The Group as lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in IFRS 16 and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Leases which entitle employees to a company car as part of their employment terms are accounted for as employee benefits in accordance with the provisions of IAS 19 and not as subleases.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

2.      Variable lease payments that depend on an index:

On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are capitalized (without a change in the discount rate applicable to the lease liability) to the right-of-use asset and recorded as an adjustment of the lease liability, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

3.      Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

4.      Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.